Note 5 - Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	March 31, 2017	December 31, 2016
Network and base station equipment	$42,434,071	$42,098,570
Customer premise equipment	33,855,343	33,617,085
Information technology	4,878,311	4,859,875
Furniture, fixtures and other	1,713,430	1,713,430
Leasehold improvements	1,631,608	1,631,322
	84,512,763	83,920,282
Less: accumulated depreciation	70,683,542	68,667,925
Property and equipment, net	$13,829,221	$15,252,357

	As of December 31,
	2016	2015
Network and base station equipment	$42,098,570	$38,351,119
Customer premise equipment	33,617,085	30,910,874
Information technology	4,859,875	4,810,865
Furniture, fixtures and other	1,713,430	1,713,722
Leasehold improvements	1,631,322	1,623,559
	83,920,282	77,410,139
Less: accumulated depreciation	68,667,925	56,174,755
Property and equipment, net	$15,252,357	$21,235,384

Schedule of Capital Leased Assets [Table Text Block]
	March 31, 2017	December 31, 2016
Network and base station equipment	$2,620,898	$2,620,898
Customer premise equipment	669,792	669,792
Information technology	1,860,028	1,860,028
	5,150,718	5,150,718
Less: accumulated depreciation	4,307,297	4,083,274
Property acquired through capital leases, net	$843,421	$1,067,444

	As of December 31,
	2016	2015
Network and base station equipment	$2,620,898	$2,620,898
Customer premise equipment	669,792	669,792
Information technology	1,860,028	1,860,028
	5,150,718	5,150,718
Less: accumulated depreciation	4,083,274	3,114,968
Property acquired through capital leases, net	$1,067,444	$2,035,750